Short-Term Investment	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Line Items]
SHORT-TERM INVESTMENT

NOTE 4:- SHORT-TERM INVESTMENT

As of December 31, 2023 and 2022, the Company holds 5,947 shares of Mawson Infrastructure Group Inc. a public traded company on the NASDAQ Capital Market, which as of such dates represents less than 5 percent of Mawson Infrastructure Group Inc.’s outstanding shares, respectively. The investments in marketable equity securities are measured at fair value with the related gains and losses, including unrealized, recognized in finance income (expenses), net. Refer to note 13 for financial expenses incurred in 2023.